OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Partners and commercial managements	$ 0	$ 500
Derivative financial instruments	7,600	3,300
Tax receivables	1,300	1,100
Other	2,900	3,200
Other receivables (Note 11)	$ 11,787	$ 8,134